Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Narrative (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities	kr 16,256		kr 2,299	kr 2,774
Intangible assets	20,657		5,835
Total impairment losses	350		982	0
Impairment loss recognised in cost of goods sold intangible assets other than goodwill			529
Impairment loss recognised in research and development intangible assets other than goodwill			450
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions during the year	16,302		2,179
Intangible assets	kr 25,340		9,830	7,659
Emisphere
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities | $		$ 1,335
Remaining amortisation period of intangible assets material to entity	14 years	14 years
Emisphere | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	kr 7,716
MHR Fund Management
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities | $		$ 450
Internally generated
Disclosure of detailed information about intangible assets [line items]
Additions during the year	396		221
Corvidia Therapeutics, Inc., United States
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in intangible assets other than goodwill	4,580
Patents and licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets	19,269		4,627
Total impairment losses	350		982
Intangible assets not yet in use	9,607		3,380
Patents and licences | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions during the year	15,906		1,958
Intangible assets	22,404		7,270	kr 5,247
Patents and licences | Emisphere
Disclosure of detailed information about intangible assets [line items]
Additions during the year	11,060
Additions other than through Business Combinations, Intangible Assets other than Goodwill, not yet in use	kr 2,467
Patents and licences | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years	15 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	15 years	15 years
Diabetes and Obesity care
Disclosure of detailed information about intangible assets [line items]
Total impairment losses	kr 350		282
Biopharm
Disclosure of detailed information about intangible assets [line items]
Total impairment losses			kr 700